6. Customer Contracts Disclosure	3 Months Ended
Dec. 31, 2013
Notes
6. Customer Contracts Disclosure

6.                   Customer Contracts

During fiscal year 2012, the Company recorded customer contracts of $2,369,882 acquired in its purchase of 4G Biometrics, LLC and Green Wire, LLC and affiliates.  The Company is amortizing the customer contracts over their estimated useful lives (through 2015).  Amortization expense for each of the three-month periods ended December 31, 2013 and 2012 was $208,258.  The Company’s future customer contract amortization as of December 31, 2013, is as follows:

Years Ending September 30,
2014	$ 567,554
2015	658,709

$ 1,226,263